Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
1
Shares Security Description Value
Common Stock - 95.5%
Austria - 0.7%
78,400 ANDRITZ AG $ 3,524,967
Belgium - 1.0%
42,670 Solvay SA, Class A 5,314,154
Canada - 3.7%
90,032 Magna International, Inc. 7,929,292
149,837 Methanex Corp. 5,528,720
89,458 Toronto-Dominion Bank 5,834,310
19,292,322
Chile - 1.5%
325,200 Antofagasta PLC 7,576,616
China - 1.0%
1,990,000 Weichai Power Co., Ltd. 4,914,781
Colombia - 0.8%
491,900 Bancolombia SA 3,862,175
Finland - 0.8%
113,195 Valmet OYJ 4,116,385
France - 3.7%
36,300 Cie Generale des Etablissements
Michelin SCA 5,433,934
54,107 IPSOS 2,043,131
118,590 Publicis Groupe SA 7,237,229
45,053 Vinci SA 4,615,548
19,329,842
Germany - 7.3%
71,500 BASF SE 5,939,796
261,742 Deutsche Telekom AG 5,270,243
95,800 Fresenius SE & Co. KGaA 4,266,850
31,300 Hannover Rueck SE 5,718,718
66,600 HeidelbergCement AG 6,049,767
72,316 LANXESS AG 5,330,841
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 5,111,987
37,688,202
Ireland - 1.0%
2,455,441 Greencore Group PLC
(a)
5,321,328
Italy - 0.7%
2,399,507 TREVI - Finanziaria Industriale
SpA
(a)
3,416,077
Japan - 7.1%
101,000 Asahi Group Holdings, Ltd. 4,255,272
110,600 Brother Industries, Ltd. 2,446,235
419,000 Daicel Corp. 3,224,096
Shares Security Description Value
Japan - 7.1% (continued)
169,000 Honda Motor Co., Ltd. $ 5,065,803
159,900 KDDI Corp. 4,902,782
700,200 Marubeni Corp. 5,822,932
54,500 Sony Group Corp. 5,707,180
146,900 Sumitomo Mitsui Trust Holdings, Inc. 5,119,775
36,544,075
Norway - 3.3%
262,696 DNB ASA 5,589,832
329,537 SpareBank 1 SR-Bank ASA 4,045,455
167,854 Sparebanken Vest 1,536,623
116,600 Yara International ASA 6,063,694
17,235,604
Puerto Rico - 1.4%
105,900 Popular, Inc. 7,446,888
Singapore - 0.8%
210,135 United Overseas Bank, Ltd. 4,034,929
South Korea - 8.0%
21,200 Hyundai Mobis Co., Ltd. 5,469,759
107,000 Kia Motors Corp. 7,837,685
50,900 KT&G Corp. 3,660,932
429,315 LG Uplus Corp. 4,646,882
121,532 Samsung Electronics Co., Ltd. 8,741,069
97,000 Shinhan Financial Group Co., Ltd. 3,209,764
64,100 SK Hynix, Inc. 7,504,528
41,070,619
Sweden - 2.9%
125,200 Duni AB, Class A
(a)
1,505,247
103,203 Loomis AB 3,138,590
195,400 SKF AB, Class B 5,553,164
460,533 Svenska Handelsbanken AB, Class A 5,002,165
15,199,166
Switzerland - 1.8%
31,544 Chubb, Ltd. 4,983,006
47,900 Novartis AG 4,093,406
9,076,412
Taiwan - 0.9%
640,000 Catcher Technology Co., Ltd. 4,743,981
Thailand - 0.7%
947,800 Siam Commercial Bank PCL 3,381,750
United Kingdom - 11.7%
393,000 Amcor PLC 4,590,240
708,411 Babcock International Group PLC
(a)
2,232,542
157,495 Bellway PLC 7,388,678
147,127 Bunzl PLC 4,711,721
4,681,050 Cineworld Group PLC
(a)
6,226,136
107,600 Coca-Cola European Partners PLC 5,612,416

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
United Kingdom - 11.7% (continued)
524,647 Inchcape PLC
(a)
$ 5,446,283
18,713 Linde PLC 5,242,260
251,426 Mondi PLC 6,412,390
60,228 Next PLC
(a)
6,531,161
2,390,262 Taylor Wimpey PLC
(a)
5,946,212
60,340,039
United States - 34.7%
45,651 AbbVie, Inc. 4,940,351
37,800 Alexion Pharmaceuticals, Inc.
(a)
5,779,998
82,400 ALLETE, Inc. 5,536,456
112,450 Ameris Bancorp 5,904,750
14,900 Anthem, Inc. 5,348,355
52,500 Arrow Electronics, Inc.
(a)
5,818,050
87,200 Avnet, Inc. 3,619,672
87,600 Berry Global Group, Inc.
(a)
5,378,640
103,900 Brookline Bancorp, Inc. 1,558,500
14,800 Cambridge Bancorp 1,247,936
54,900 Capital One Financial Corp. 6,984,927
52,651 Carter's, Inc.
(a)
4,682,253
325,900 Cinemark Holdings, Inc.
(a)
6,651,619
169,774 Colony Bankcorp, Inc. 2,648,474
79,976 Crocs, Inc.
(a)
6,434,069
71,200 CVS Health Corp. 5,356,376
64,735 Dime Community Bancshares, Inc. 1,951,113
30,767 General Dynamics Corp. 5,586,057
52,700 Ingredion, Inc. 4,738,784
86,900 Intel Corp. 5,561,600
119,163 International Bancshares Corp. 5,531,547
40,200 JPMorgan Chase & Co. 6,119,646
20,000 Laboratory Corp. of America
Holdings
(a)
5,100,600
28,000 M&T Bank Corp. 4,245,080
126,182 Marathon Petroleum Corp. 6,749,475
21,900 Microsoft Corp. 5,163,363
61,776 NextEra Energy, Inc. 4,670,883
50,700 Premier Financial Corp. 1,686,282
41,033 Quest Diagnostics, Inc. 5,266,175
55,800 Science Applications International
Corp. 4,664,322
71,200 Tyson Foods, Inc., Class A 5,290,160
41,700 United Therapeutics Corp.
(a)
6,975,159
13,768 UnitedHealth Group, Inc. 5,122,660
61,751 Verizon Communications, Inc. 3,590,821
140,138 Webster Financial Corp. 7,723,005
221,300 Williams Cos., Inc. 5,242,597
178,869,755
Total Common Stock (Cost $370,106,443) 492,300,067
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,312) $ 0.01 05/05/25 $ 64,956
Investments, at value - 95.5% (Cost $371,107,755) $ 492,365,023
Other Assets & Liabilities, Net - 4.5% 23,255,718
Net Assets - 100.0% $ 515,620,741
PCL Public Company Limited
PLC Public Limited Company
(a) Non-income producing security.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
3
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Austria $ 3,524,967 $ – $ – $ 3,524,967
Belgium 5,314,154 – – 5,314,154
Canada 19,292,322 – – 19,292,322
Chile 7,576,616 – – 7,576,616
China 4,914,781 – – 4,914,781
Colombia 3,862,175 – – 3,862,175
Finland 4,116,385 – – 4,116,385
France 19,329,842 – – 19,329,842
Germany 37,688,202 – – 37,688,202
Ireland 5,321,328 – – 5,321,328
Italy 3,416,077 – – 3,416,077
Japan 36,544,075 – – 36,544,075
Norway 17,235,604 – – 17,235,604
Puerto Rico 7,446,888 – – 7,446,888
Singapore 4,034,929 – – 4,034,929
South Korea 41,070,619 – – 41,070,619
Sweden 15,199,166 – – 15,199,166
Switzerland 9,076,412 – – 9,076,412
Taiwan 4,743,981 – – 4,743,981
Thailand – 3,381,750 – 3,381,750
United Kingdom 60,340,039 – – 60,340,039
United States 178,869,755 – – 178,869,755
Warrants 64,956 – – 64,956
Investments at Value $ 488,983,273 $ 3,381,750 $ – $ 492,365,023